Ultra-Small Company Fund
Schedule of Investments (Unaudited)

Showing percentage of net assets as of March 31, 2026
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 99.24%
Communication Services - 3.13%
AMC Networks, Inc.,
Class A*+ 109,834 $ 745,773
ATN International, Inc. 13,000 353,860
CuriosityStream, Inc.+ 100,000 296,000
DHI Group, Inc.* 196,100 551,041
EW Scripps Co. (The),
Class A* 40,000 148,800
National CineMedia,
Inc.+ 80,000 244,000
PodcastOne, Inc.* 12,700 25,908
PubMatic, Inc., Class A* 25,000 204,500
Skillz, Inc.* 13,700 35,483
Zedge, Inc., Class B+ 22,404 65,643
2,671,008
Consumer Discretionary - 14.89%
1-800-Flowers.com, Inc.,
Class A*+ 104,000 316,160
1stdibs.com, Inc.*+ 160,400 882,200
Allbirds, Inc., Class A*+ 42,120 126,781
AMCON Distributing
Co.+ 3,270 294,529
Bassett Furniture
Industries, Inc. 11,198 158,452
Beachbody Co., Inc.
(The)* 6,109 66,344
Cato Corp. (The),
Class A* 69,710 197,279
Citi Trends, Inc.* 9,300 402,876
Designer Brands, Inc.,
Class A+ 172,200 979,818
Duluth Holdings, Inc.,
Class B* 58,800 185,808
Educational
Development Corp.* 21,586 27,198
Envela Corp.* 25,000 416,500
Fossil Group, Inc.* 297,400 1,281,794
Genesco, Inc.* 33,000 956,670
GrowGeneration Corp.* 100,801 110,881
J Jill, Inc. 5,759 65,998
JAKKS Pacific, Inc. 22,882 455,810
Lulu's Fashion Lounge
Holdings, Inc.* 11,500 146,280
Movado Group, Inc. 65,453 1,598,362
OneWater Marine, Inc.,
Class A*+ 5,900 55,755
Rocky Brands, Inc. 23,500 909,920
Sportsman's Warehouse
Holdings, Inc.* 198,900 280,449
Stoneridge, Inc.* 63,100 304,773
Strattec Security Corp.* 6,500 509,210
Industry Company Shares Value
Consumer Discretionary (continued)
Universal Electronics,
Inc.* 54,045 $ 222,666
Vera Bradley, Inc.* 151,732 479,473
WW International, Inc.*+ 20,000 274,800
Zumiez, Inc.* 44,639 989,200
12,695,986
Consumer Staples - 2.91%
Beauty Health Co.
(The)*+ 473,232 421,176
Farmer Bros Co.* 39,547 50,225
Lifevantage Corp.+ 28,609 123,591
Mama's Creations, Inc.*+ 10,000 153,400
Mannatech, Inc.*+ 23,388 140,328
Medifast, Inc.*+ 65,900 671,521
Natural Health Trends
Corp. 22,600 63,054
Nature's Sunshine
Products, Inc.* 16,000 383,840
Nu Skin Enterprises,
Inc., Class A 65,000 473,200
2,480,335
Energy - 8.18%
DMC Global, Inc.* 124,997 651,234
Epsilon Energy, Ltd. 195,397 1,203,646
Forum Energy
Technologies, Inc.* 21,139 1,240,014
Gran Tierra Energy,
Inc.*+ 139,793 1,253,943
Ranger Energy Services,
Inc., Class A 97,890 1,677,835
Smart Sand, Inc. 184,918 946,780
6,973,452
Financials - 16.68%
ACRES Commercial
Realty Corp.*+ 6,400 123,648
Atlantic American Corp. 65,035 151,532
BayCom Corp. 4,900 145,652
C&F Financial Corp. 1,100 80,234
CF Bankshares, Inc. 9,000 251,190
Citizens Community
Bancorp, Inc. 26,599 526,660
Cohen & Co., Inc. 2,944 44,425
Consumer Portfolio
Services, Inc.*+ 38,859 300,380
Eagle Bancorp Montana,
Inc. 5,000 102,900

Ultra-Small Company Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2026
Quarterly Report | March 31, 2026 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Farmers & Merchants
Bancorp, Inc. 3,533 $ 90,692
Finward Bancorp 5,331 193,515
Finwise Bancorp* 8,152 129,291
First Bancorp, Inc. (The) 7,500 210,225
First Capital, Inc. 1,400 69,482
First Community Corp. 13,837 404,456
First National Corp. 20,000 538,400
First Western Financial,
Inc.* 20,831 512,026
Franklin Financial
Services Corp. 4,000 204,320
FS Bancorp, Inc. 6,471 249,716
FVCBankcorp, Inc. 42,365 643,524
Investar Holding Corp. 16,865 459,909
Isabella Bank Corp. 14,240 650,341
Katapult Holdings, Inc.*+ 8,000 56,480
Kingstone Cos., Inc.+ 21,100 307,427
MainStreet Bancshares,
Inc. 9,000 199,800
Manhattan Bridge
Capital, Inc. 19,516 86,846
MVB Financial Corp.+ 45,229 1,123,036
Nexpoint Real Estate
Finance, Inc.+ 4,100 55,227
Northeast Community
Bancorp, Inc. 5,975 142,205
Oak Valley Bancorp 35,664 1,156,584
Ohio Valley Banc Corp. 999 43,816
OP Bancorp 37,050 492,765
Parke Bancorp, Inc. 18,968 538,691
Paysign, Inc.*+ 88,670 523,153
Peoples Bancorp of
North Carolina, Inc. 13,402 524,822
Primis Financial Corp. 20,000 265,600
Princeton Bancorp, Inc. 7,212 243,549
RBB Bancorp 10,000 213,700
Security National
Financial Corp.,
Class A* 52,800 500,544
Siebert Financial Corp.*+ 57,260 109,939
Timberland Bancorp, Inc. 23,971 945,177
Virginia National
Bankshares Corp. 8,208 313,546
Waterstone Financial,
Inc. 16,646 300,127
14,225,552
Health Care - 27.31%
Abeona Therapeutics,
Inc.*+ 50,000 224,000
Industry Company Shares Value
Health Care (continued)
Aclaris Therapeutics,
Inc.*+ 150,000 $ 562,500
Acme United Corp.+ 5,232 234,969
Acrivon Therapeutics,
Inc.* 116,000 161,240
Acumen
Pharmaceuticals, Inc.* 75,000 177,000
Alto Neuroscience, Inc.* 23,553 529,471
ALX Oncology Holdings,
Inc.* 15,072 30,219
American Shared
Hospital Services* 61,696 89,459
American Well Corp.,
Class A* 42,989 226,122
Atara Biotherapeutics,
Inc.*+ 18,691 88,408
Atea Pharmaceuticals,
Inc.*+ 28,300 152,254
Avita Medical, Inc.*+ 30,404 112,495
BioAge Labs, Inc.* 25,000 437,250
Biote Corp., Class A* 53,358 72,033
Black Diamond
Therapeutics, Inc.* 325,000 692,250
Cabaletta Bio, Inc.*+ 131,497 353,727
CareCloud, Inc.* 95,000 346,750
ClearPoint Neuro, Inc.*+ 41,992 382,127
Climb Bio, Inc.* 50,000 342,500
Coherus Oncology, Inc.* 291,000 491,790
Contineum Therapeutics,
Inc., Class A*+ 22,380 292,283
Cross Country
Healthcare, Inc.*+ 61,207 575,346
Cumberland
Pharmaceuticals, Inc.* 137,268 446,121
Electromed, Inc.* 45,363 1,061,948
Exagen, Inc.* 44,400 133,200
Fennec Pharmaceuticals,
Inc.* 83,005 510,481
Fortress Biotech, Inc.*+ 182,368 508,807
Immix Biopharma, Inc.*+ 80,000 728,800
Immuneering Corp.,
Class A*+ 60,000 316,200
InfuSystem Holdings,
Inc.* 30,000 276,900
Inogen, Inc.* 125,551 775,905
Inovio Pharmaceuticals,
Inc.*+ 173,000 301,020
Ironwood
Pharmaceuticals, Inc.* 135,993 477,335
Karyopharm
Therapeutics, Inc.* 49,873 277,793
Kewaunee Scientific
Corp.* 5,600 191,912

Ultra-Small Company Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2026
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Health Care (continued)
KORU Medical Systems,
Inc.* 75,305 $ 325,318
Kyverna Therapeutics,
Inc.*+ 112,000 966,560
Metagenomi
Therapeutics, Inc.*+ 327,100 438,314
Microbot Medical, Inc.*+ 94,300 227,263
MindWalk Holdings
Corp.*+ 50,000 56,500
OnKure Therapeutics,
Inc., Class A* 16,293 67,453
OptimizeRx Corp.*+ 54,029 339,302
OraSure Technologies,
Inc.* 99,773 299,319
Owlet, Inc.* 91,915 472,443
Pliant Therapeutics, Inc.* 471,330 593,876
PMV Pharmaceuticals,
Inc.* 331,453 411,002
Puma Biotechnology,
Inc.* 173,000 1,105,470
Q32 Bio, Inc.* 12,613 80,975
Sagimet Biosciences,
Inc., Class A* 244,541 1,277,727
SANUWAVE Health,
Inc.*+ 29,279 506,234
Seer, Inc.* 380,043 638,472
Spectral AI, Inc.*+ 199,000 292,530
Stereotaxis, Inc.* 80,075 147,338
Tenax Therapeutics, Inc.* 44,900 717,951
TruBridge, Inc.*+ 12,000 175,680
Viemed Healthcare, Inc.* 25,391 233,851
Whitehawk
Therapeutics, Inc.* 215,284 742,730
XBiotech, Inc.* 38,900 91,415
Zura Bio, Ltd.*+ 85,348 507,821
23,296,159
Industrials - 12.16%
Art's-Way Manufacturing
Co., Inc.* 4,474 9,351
Bridger Aerospace
Group Holdings, Inc.* 163,883 324,488
Broadwind, Inc.* 53,988 112,295
Civeo Corp. 38,677 1,023,393
DLH Holdings Corp.*+ 10,000 58,200
Forrester Research, Inc.* 119,859 678,402
Franklin Covey Co.*+ 53,200 840,028
FreightCar America, Inc.* 60,000 478,200
FTC Solar, Inc.*+ 39,034 147,549
Gencor Industries, Inc.* 26,400 396,000
Hudson Technologies,
Inc.* 186,842 1,098,631
Industry Company Shares Value
Industrials (continued)
Kelly Services, Inc.,
Class A 75,000 $ 663,750
L B Foster Co., Class A* 9,000 251,100
Mastech Digital, Inc.* 13,697 77,936
Novusterra, Inc.*
∆
#+ 25,745 1,287
Optex Systems
Holdings, Inc.* 11,000 145,475
Orion Energy Systems,
Inc.* 23,940 209,236
Orion Group Holdings,
Inc.* 43,000 468,700
Quad/Graphics, Inc. 124,574 823,434
RCM Technologies, Inc.* 2,700 51,678
Resources Connection,
Inc.+ 101,800 379,714
SKYX Platforms Corp.* 250,000 280,000
Star Equity Holdings,
Inc.* 10,958 112,648
Stem, Inc.*+ 54,000 477,360
Tigo Energy, Inc.* 146,910 552,382
TrueBlue, Inc.* 79,500 310,845
Twin Disc, Inc. 26,400 397,848
10,369,930
Information Technology - 11.23%
Acorn Energy, Inc.* 7,300 124,100
Airship AI Holdings,
Inc.*+ 72,829 164,594
AmpliTech Group, Inc.* 105,849 201,113
Aviat Networks, Inc.* 20,000 452,200
BK Technologies Corp.* 6,170 460,467
Cerence, Inc.*+ 47,100 297,201
Commerce.com, Inc.* 100,000 267,000
Comtech
Telecommunications
Corp.* 126,989 421,603
CS Disco, Inc.* 193,652 739,751
Domo, Inc., Class B*+ 50,000 153,000
eGain Corp.* 32,900 259,581
Information Services
Group, Inc. 66,661 255,978
Inseego Corp.*+ 57,200 636,064
Intellicheck, Inc.*+ 73,484 513,653
Kaltura, Inc.* 120,300 146,766
KVH Industries, Inc.* 30,000 268,800
Magnachip
Semiconductor Corp.* 187,754 525,711
Ooma, Inc.* 19,000 276,450
Optical Cable Corp.* 35,668 294,261
Phunware, Inc.*+ 77,796 137,699
ReposiTrak, Inc.+ 4,737 36,001

Ultra-Small Company Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2026
Quarterly Report | March 31, 2026 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Information Technology (continued)
RF Industries, Ltd.* 68,096 $ 702,070
Rimini Street, Inc.* 354,200 1,161,776
Universal Safety
Products, Inc. 14,377 79,074
Wetouch Technology,
Inc.* 94,400 116,112
Xperi, Inc.* 158,724 888,854
9,579,879
Materials - 1.91%
American Vanguard
Corp.* 78,400 195,216
Ampco-Pittsburgh
Corp.*+ 35,935 241,483
Contango Silver & Gold,
Inc.*+ 11,000 206,250
Friedman Industries, Inc. 30,921 547,920
Tredegar Corp.* 16,700 132,765
Vox Royalty Corp. 58,000 303,920
1,627,554
Real Estate - 0.84%
Douglas Elliman, Inc.* 436,716 716,214
TOTAL COMMON STOCKS - 99.24% 84,636,069
(Cost $79,534,110)
.
Preferred Stock - 0.00%
ClearOne, Inc.,
0.00%
∆
# 3,573 36
TOTAL PREFERRED STOCK - 0.00% 36
(Cost $ — )
.
Rights - 0.00%
AVROBIO, Inc.,
CVR*
∆
#+++ 11,783 —
Enliven Therapeutics,
Inc., CVR*
∆
#+++ 18,900 —
Ikena Oncology, Inc.,
CVR*
∆
#+++ 51,100 —
TOTAL RIGHTS - 0.00% —
(Cost $ — )
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 0.93%
Fidelity Investments
Money Market
Government Portfolio
Class I 3.53% 790,128
$ 790,128
TOTAL MONEY MARKET FUND - 0.93% 790,128
(Cost $790,128)
.
Investments Purchased With Cash Proceeds
From Securities Lending - 9.31%
Dreyfus Institutional
Preferred Government
Money Market Fund** 3.60% 7,943,618
7,943,618
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 9.31% 7,943,618
(Cost $7,943,618)
TOTAL INVESTMENTS
-
109.48%
$ 93,369,851
(Cost $88,267,856)
Liabilities in Excess of Other Assets - (9.48%) (8,084,971)
NET ASSETS - 100.00% $ 85,284,880
# Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $1,323, which is 0.00% of total net assets.
∆ Security was fair valued using significant unobservable inputs. As such, the security is classified as Level 3 in the fair value hierarchy.
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
March 31, 2026.
^ Rate disclosed as of March 31, 2026.
+ This security or a portion of the security is out on loan as of
March 31, 2026. Total loaned securities had a value of
$14,327,216 as of March 31, 2026.
+++ No stated maturity date.
CVR - Contingent Value Right

Ultra-Small Company Fund
Schedule of Investments (Unaudited)
(continued)

bridgewayfunds.com
Summary of inputs used to value the Fund’s investments as of 3/31/2026:
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks
Industrials $ 10,368,643 $ – $ 1,287 $ 10,369,930
Other Industries (a) 74,266,139 – – 74,266,139
Total Common Stocks 84,634,782 – 1,287 84,636,069
Preferred Stock – – 36 36
Rights – – 0 0
Money Market Fund 790,128 – – 790,128
Investments Purchased With Cash Proceeds From Securities
Lending 7,943,618 – – 7,943,618
TOTAL
$93,368,528 $– $1,323 $93,369,851
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investment in Securities (Value)
Common
Stocks Rights
Preferred
Stock Total
Balance as of 06/30/2025 $ 515 $ 0 – $ 515
Purchases/Issuances – – – –
Sales/Expirations – – – –
Return of Capital – – – –
Realized Gain/(Loss) – – – –
Change in unrealized Appreciation/(Depreciation) 772 – 36 808
Transfers in – – – –
Transfers out – – – –
Balance as of 03/31/2026 $ 1,287 $ 0 36 $ 1,323
Net change in unrealized Appreciation/(Depreciation) from investments held as of 03/31/2026 $ 772 $ – 36 $ 808